Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Net Income (Loss) by Geographical Areas

A summary of net income (loss) and long-lived assets by geographical areas is as follows:

Year ended December 31,	2014	2015	2016
Operation income from property within:
- PRC, excluding Hong Kong:	$2,341	$2,978	$2,508

Net loss within:
- PRC, excluding Hong Kong	$(19,360)	$(577)	$(2,106)
- Hong Kong	(6,228)	(12,581)	(7,428)

Total net loss	$(25,588)	$(13,158)	$(9,534)

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2015	2016
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$35,298	$37,779
- Property, plant and equipment in PRC, excluding Hong Kong	129	507
- Hong Kong	3,457	3,228

Total long-lived assets	$38,884	$41,514